SEGMENT DATA	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
SEGMENT DATA

12. SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following four segments:

(a)	Garment manufacturing. Including manufacturing and distribution of garments;

(b)	Logistics services. Providing logistic services;

(c)	Epidemic prevention supplies. Including manufacturing, distribution and trading of epidemic prevention supplies; and

(d)	Property management and subleasing. Providing shops subleasing and property management services for garment wholesalers and retailers in garment market.

The Company also provides general corporate services to its segments and these costs are reported as “Corporate and other”.

Selected information in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	2,525,440	5,332,291	4,265,218	567,684	-	12,690,633
Intersegment revenue	-	-	-	-	-	-
Interest income	7,563	86	154	-	15	7,818
Interest expense	8,016	604	678	-	593	9,891
Depreciation and amortization	2,641	123,514	25,451	5,997	-	157,603
Operating income (loss)	75,494	236,777	96,490	51,616	(517,382)	(57,005)
Segment assets	1,784,020	2,610,469	7,608,997	64,885	1,018,689	13,087,060
Expenditures for segment assets	-	149,148	48,974	-	-	198,122

Geographical Information

The Company operates predominantly in China. In presenting information on the basis of geographical location, revenue is based on the geographical location of customers and long-lived assets are based on the geographical location of the assets.

Geographic Information

	Revenues	Long-Lived Assets
China	12,122,949	7,397,931
United States	567,684	-
Total	12,690,633	7,397,931